Note 3 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

3. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company wholly owned by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated November 2, 2015, as amended and restated on January 17, 2020 and as further amended and restated on June 28, 2021 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and members of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as amended and restated on June 28, 2021 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

On November 27, 2015, the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services receives (i) for each vessel a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, effective from January 1, 2022, prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840, effective from January 1, 2022, for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 (effective from January 1, 2022) plus the value of 149,600 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii), and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company is able to terminate the Framework Agreement and/or the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the number of full years remaining prior to December 31, 2025, times (b) the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager or a sub-provider, as applicable); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Management fees charged by Costamare Shipping in the six-month periods ended June 30, 2022 and 2023, amounted to $21,892 and $21,024, respectively, and are included in Management and agency fees-related parties in the accompanying consolidated statements of income. In addition, Costamare Shipping and Costamare Services charged (i) $5,979 for the six-month period ended June 30, 2023 ($6,987 for the six-month period ended June 30, 2022), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income, (ii) $1,333 charged by Costamare Services, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2023 ($1,333 for the six-month period ended June 30, 2022) and (iii) $2,854, representing the fair value of 299,200 shares issued to Costamare Services, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2023 ($4,360 for the six-month period ended June 30, 2022). Furthermore, in accordance with the management agreements with third-party managers, third-party managers have been provided with the amount of $75 and $50 per vessel as working capital security. As at December 31, 2022, the working capital security was $5,625 in aggregate, of which $5,250 is included in Accounts receivable, net, non-current and $375 in Accounts receivable, net in the accompanying consolidated balance sheets. As at June 30, 2023, the working capital security was $5,250 in aggregate, of which $5,100 is included in Accounts receivable, net, non-current and $150 in Accounts receivable, net in the accompanying consolidated balance sheets.

During the six-month periods ended June 30, 2022 and 2023, Costamare Shipping charged in aggregate to the companies established pursuant to the Framework Deed (Notes 9 and 10) the amounts of $881 and $1,558, respectively, for services provided in accordance with the respective management agreements. The balance due to Costamare Shipping at June 30, 2023 amounted to $484 and is included in Due to related parties in the accompanying consolidated balance sheet. The balance due from Costamare Shipping at December 31, 2022 amounted to $3,581 and is included in Due from related parties in the accompanying consolidated balance sheet. The balance due from Costamare Services at June 30, 2023 amounted to $979 and is included in Due from related parties in the accompanying consolidated balance sheet. The balance due to Costamare Services at December 31, 2022 amounted to $1,380 and is included in Due to related parties in the accompanying consolidated balance sheet.

(b) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the year ended December 31, 2022 and the six-month period ended June 30, 2023, in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the year ended December 31, 2022 and the six-month period ended June 30, 2023 in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement). On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the six-month periods ended June 30, 2022 and 2023, BNC charged the ship-owning companies $385 and $337, respectively, which are included in Voyage expenses—related parties in the accompanying consolidated statements of income. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. During the six-month periods ended June 30, 2022 and 2023, BNA charged the ship-owning companies $367 and $321, respectively, which are included in Voyage expenses – related parties in the accompanying consolidated statements of income.

(c) LC LAW Stylianou & Associates LLC (“LCLAW”): The managing partner of LCLAW, a Cyprus law firm, is the non-executive President of the Board of Directors of Costamare Participations Plc (Note 11.C), a wholly owned subsidiary of the Company and is a board member of two other subsidiaries of the Company. LCLAW provides legal services to the Company. During the six-month period ended June 30, 2023, LCLAW charged our subsidiaries $9, which is included in “General and Administrative Expenses - Related Parties” in the accompanying consolidated statements of income. During the six-month period ended June 30, 2022, LCLAW charged Costamare Participations Plc $8 in total, of which $6 are included in "General and Administrative Expenses - Related Parties" in the accompanying consolidated statements of income. There was no balance due from/to LCLAW at both December 31, 2022 and June 30, 2023.

(d) Other related parties' transactions: On November 3, 2010, the Company and the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos, entered into a Restrictive Covenant Agreement (the “Original RCA”), pursuant to which the activities of Mr. Konstantakopoulos with respect to the container vessel sector, because of his capacity as a director or officer of the Company, were restricted. In July 2021, the Original RCA was amended and restated, and Mr. Konstantakopoulos agreed to similarly restrict his activities in the dry bulk sector.

(e) Local Agencies: Costamare Bulkers Services GmbH (“Local Agency A”) a company incorporated under the laws of the Republic of Germany, Costamare Bulkers Services ApS (“Local Agency B”) a company incorporated under the laws of the Kingdom of Denmark and Costamare Bulkers Services Pte. Ltd. (“Local Agency C” and together with the Local Agency A and Local Agency B, the “Local Agencies”) a company incorporated under the laws of the Republic of Singapore are wholly owned by the Company’s Chairman and CEO. On November 14, 2022, CBI entered into separate agreements with the three Local Agencies (collectively the “Service Agreements”) for the provision of chartering and other services on a cost basis (including all expenses related to the provision of the services) plus a mark-up which is currently set at 11%. Pursuant to the Service Agreements each of the Local Agencies is managed by individuals who hold the minority shareholder interest in CBI (see Note 16). During the six-month period ended June 30, 2023, the Local Agencies charged CBI with aggregate agency fees of $8,420, which are included in “Management and agency fees-related parties” in the accompanying consolidated statements of income. The balance due from the three Local Agencies as of June 30, 2023, amounted to $352, in aggregate and is included in Due from related parties in the accompanying consolidated balance sheets. The balance due from Local Agency A at December 31, 2022 amounted to $257 and is included in Due from related parties in the accompanying consolidated balance sheets. The balance due to Local Agency B and Local Agency C at December 31, 2022 amounted to $952 and is included in Due to related parties in the accompanying consolidated balance sheets.

(f) Neptune Global Finance Ltd. (“NGF”): Since March 2023, the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos owns 51% of NGF, a company incorporated under the laws of Jersey which provides among others administrative and strategic services to NML. NGF receives a fee of 1.5% on the contributed capital invested in NML and a fee of 0.8% on the committed capital to be invested in NML. The remaining 49% of NGF is owned by the Managing Director and member of the Board of Directors of NML. From the acquisition date to June 30, 2023, NGF charged an amount of $617 as management fees, which are included in Management and agency fees-related parties in the accompanying consolidated statements of income. As of June 30, 2023, there was no balance due from/to NGF.

(g) Codrus capital AG (“Codrus”): In March 2023, the Company entered into an agreement with Codrus, a company incorporated under the laws of Canton Zug, Switzerland, for the provision of financial and strategic advice to the Company, for an annual fee of $250. Codrus is controlled by the Managing Director and member of the Board of Directors of NML. As of June 30, 2023 there was no balance due from/to Codrus.